OTHER OPERATING EXPENSE	6 Months Ended
Dec. 25, 2021
Other Operating Expense
OTHER OPERATING EXPENSE

16.	OTHER OPERATING EXPENSE

During the three and six months ended December 25, 2021 and December 26, 2020, other operating expense consisted of the following:

	Three Months Ended		Six Months Ended
	December 25,	December 26,	December 25,	December 26,
	2021	2020	2021	2020
(Gain) Loss on Disposals of Assets	$(142)	$528	$(127)	$385
Restructuring and Reorganization Expense	386	591	2,764	1,180
(Gain) Loss on Settlement of Accounts Payable	-	1,186	(530)	1,026
Loss (Gain) on Lease Terminations	174	(1,280)	174	(17,909)
Gain on Disposal of Assets Held For Sale	-	-	-	(12,415)
Other Loss	213	1,676	196	1,360

Total Other Operating Expense (Income)	$631	$2,702	$2,478	$(26,374)